Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Schedule of intangible assets

		As of December 31, 2025
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Customer relationship	3-5.5	1,342	(589)	(753)	—
Software	3	3,765	(3,765)	—	—
Brand	8-10	2,270	(1,788)	—	482
License	15	1,355	(542)	—	813
Total		8,732	(6,684)	(753)	1,295

		As of December 31, 2024
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Customer relationship	3-5.5	1,377	(605)	(772)	—
Software	3	3,765	(3,657)	—	108
Brand	8-10	2,327	(1,471)	—	856
License	15	1,389	(462)	—	927
Total		8,858	(6,195)	(772)	1,891

Schedule of expected amortization expense relating to intangible assets for the next five years and thereafter

As of December 31, 2025, expected amortization expense relating to the existing intangible assets for each of the next five years and thereafter is as follows:

Amount
RMB
2026	391
2027	292
2028	95
2029	95
2030	95
Thereafter	327
1,295